        D O D G E & C O X                        D O D G E & C O X
        -----------------                        -----------------
    International Stock Fund
                                             International Stock Fund
       Investment Manager                        Established 2001
           Dodge & Cox
       One Sansome Street
           35th Floor
    San Francisco, California
           94104-4443

         (415) 981-1710

     For Fund literature and
  information, please visit the
       Funds' web site at:

       www.dodgeandcox.com

        or write or call:

        Dodge & Cox Funds
c/o Boston Financial Data Services
          P.O. Box 9051
 Boston, Massachusetts 02205-9051

         (800) 621-3979

        -----------------
                                                Financial Statements
  This report is submitted for                     April 30, 2001
the general information of the                   -----------------
shareholders of the Fund. The                    -----------------
report is not authorized for                     -----------------
distribution to prospective
investors in the Fund unless it
is accompanied by a current
prospectus.

        -----------------

4/30 ISF FS Printed on recycled paper.

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

Portfolio of Investments                                               April 30, 2001
-------------------------------------------------------------------------------------
SHARES                                                                   MARKET VALUE
COMMON    CONSUMER: 27.8%
STOCKS:   CONSUMER PRODUCTS: 15.8%
82.9%       6,500 Svenska Cellulosa A.B. (Sweden)...................     $    140,064
           34,000 Tate & Lyle PLC (United Kingdom)..................          107,001
           15,000 Kikkoman Corp. (Japan)............................          103,549
          140,000 Goodman Fielder Ltd. (Australia)..................           85,705
            2,000 Fuji Photo Film Co., Ltd. (Japan).................           80,605
           23,500 Kimberly-Clark de Mexico-A (Mexico)...............           62,811
              700 Unilever N.V. ADR* (Netherlands)..................           39,284
                                                                         ------------
                                                                              619,019

          CONSUMER DURABLES: 12.0%
           10,000 Suzuki Motor Corp. (Japan)........................          127,059
            6,400 Electrolux AB (Sweden)............................          105,772
           13,000 Makita Corp. (Japan)..............................           83,430
           10,000 Desc, S.A. de C.V. ADR* (Mexico)..................           79,000
              900 Honda Motor Ltd. ADR* (Japan).....................           74,079
                                                                         ------------
                                                                              469,340
                                                                         ------------
                                                                            1,088,359

          INDUSTRIAL COMMODITIES: 18.0%

          METALS AND MINING: 9.2%
           11,500 BHP Ltd. (Australia)..............................          126,252
            6,000 Rio Tinto PLC (United Kingdom)....................          121,536
            1,500 Pohang Iron & Steel (South Korea).................          111,617
                                                                         ------------
                                                                             359,405

          CHEMICALS: 8.8%
            6,200 Nova Chemicals Corp. (Canada).....................          135,827
            1,800 BASF AG (Germany).................................           77,425
           13,000 Kemira OYJ (Finland)..............................           70,935
           10,500 Imperial Chemical Industries PLC (United Kingdom).           62,184
                                                                         ------------
                                                                              346,371
                                                                         ------------
                                                                              705,776

          GENERAL INDUSTRIAL: 9.4%

          ELECTRICAL & AEROSPACE: 6.5%
           43,000 Rolls Royce PLC (United Kingdom)..................          131,019
            4,200 Alstom (France)...................................          121,110
                                                                         ------------
                                                                              252,129

          MACHINERY & EQUIPMENT: 2.9%
           12,000 CNH Global N.V.* (Netherlands)....................           69,240
            8,000 Komatsu Ltd. (Japan)..............................           45,320
                                                                         ------------
                                                                              114,560
                                                                         ------------
                                                                              366,689

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

Portfolio of Investments                                                    April 30, 2001
------------------------------------------------------------------------------------------
                      SHARES                                                  MARKET VALUE
COMMON         FINANCE: 7.6%
STOCKS
(Contin-       BANKING: 7.6%
ued)            11,000 Mitsubishi Tokyo Financial Group, Inc. ADR*
                       (Japan)............................................    $    113,300
                 2,800 Banco Latinoamericano de Exportaciones ADR*
                       (Panama)...........................................          92,400
                 6,100 DBS Group Holdings Ltd. (Singapore)................          53,262
                 4,000 Banco Santander Central Hispania (Spain)...........          39,749
                                                                              ------------
                                                                                   298,711

               HEALTHCARE: 5.6%

               PHARMACEUTICAL & MEDICAL PRODUCTS: 5.6%
                   150 Sulzer A.G. (Switzerland)..........................          87,328
               141,500 Pacific Dunlop Ltd. (Australia)....................          81,570
                 1,200 Akzo Nobel NV (Netherlands)........................          49,988
                                                                              ------------
                                                                                   218,886

               TRANSPORTATION: 4.4%
                 5,500 Stolt-Nielsen S.A. (Norway)........................          91,873
                 2,000 Canadian Pacific Ltd.* (Canada)....................          78,340
                                                                              ------------
                                                                                   170,213

               TECHNOLOGY: 3.9%

               BUSINESS SERVICES: 2.3%
                 7,700 Oce N.V. (Netherlands).............................          90,180

               ELECTRONICS & COMPUTER:  1.6%
                   800 Sony Corp. ADR* (Japan)............................          61,320
                                                                              ------------
                                                                                   151,500

               ENERGY: 3.6%
                   600 Total Fina Elf (France)............................          89,435
                 3,800 Stolt Offshore S.A.+ (Norway)......................          52,618
                                                                              ------------
                                                                                   142,053

               UTILITIES: 2.6%

               TELEPHONE: 2.6%
                    16 Nippon Telegraph & Telephone Corp. (Japan).........         101,647
                                                                              ------------
                       Total Common Stocks (Cost $3,360,030)..............       3,243,834
                                                                              ------------

PREFERRED      CONSUMER: 3.2%
STOCKS: 12.1%
               MEDIA AND LEISURE: 3.2%
                15,346 News Corp. Ltd. Preferred Ordinary (Australia).....         123,694

               INDUSTRIAL COMMODITIES: 3.0%

               CHEMICALS: 3.0%
                14,400 Ultrapar Participacoes S.A. ADR* (Brazil)..........         118,800

               ENERGY: 2.3%
                 3,800 Petroleo Brasileiro S.A. ADR* (Brazil).............          92,257

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

Portfolio of Investments                                                     April 30, 2001
-------------------------------------------------------------------------------------------
                    SHARES                                                     MARKET VALUE
PREFERRED      FINANCE: 2.1%
STOCKS:
(Contin-       BANKING: 2.1%
ued)              3,400 Unibanco Uniao de Bancos Brasileiros S.A. GDR*
                        (Brazil)...........................................    $     81,770

               UTILITIES: 1.5%

               TELEPHONE: 1.5%
                  6,300 Embratel Participacoes ADR* (Brazil)...............          57,141
                                                                               ------------
                           Total Preferred Stocks (Cost $587,292)..........         473,662
                                                                               ------------
               PAR VALUE

CASH
EQUIVALENTS:
4.5%           $ 17,786 SSgA Prime Money Market Fund*......................          17,786
                157,000 State Street Repurchase Agreement*, 4.41%, 5/1/2001
                        (collateralized by U.S. Treasury Note 5.5%,
                        2/28/03, value $164,605)...........................         157,000
                                                                                 ----------
                        Total Cash Equivalents (Cost $174,786).............         174,786
                                                                                 ----------

                        TOTAL INVESTMENTS (Cost $4,122,108).......    99.5%       3,892,282
                        OTHER ASSETS LESS LIABILITIES.............     0.5           20,362
                                                                    ------       ----------
                        TOTAL NET ASSETS..........................   100.0%      $3,912,644
                                                                    ======       ==========

                       + Non-income producing securities
                       * Securities denominated in U.S. dollars


                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

Statement of Assets and Liabilities                                    April 30, 2001
-------------------------------------------------------------------------------------
               ASSETS:
               Investments, at market value (identified cost
               $4,122,108)..........................................       $3,892,249
               Cash denominated in foreign currencies (cost $3,552).            3,509
               Dividends and interest receivable....................           16,886
                                                                           ----------
                                                                            3,912,644
                                                                           ----------
               LIABILITIES:                                                         0
                                                                           ----------
Net asset
value
per share
$20.00
               NET ASSETS...........................................       $3,912,644
                                                                           ==========
Beneficial
shares
outstanding
195,632        NET ASSETS CONSIST OF:
(par value     Paid in capital....................................         $4,142,503
$0.01 each,    Net unrealized depreciation on investments and
unlimited        foreign currencies.................................         (229,859)
shares                                                                     ----------
authorized)                                                                $3,912,644
                                                                           ==========

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

              Notes to Financial Statements
              -----------------------------------------------------------------

         1 Dodge & Cox International Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's predecessor, Dodge & Cox International Equity Fund, L.L.C. (the "LLC"), was organized on October 25, 1999 as a private investment company that converted into, and had the same investment adviser as, the Fund. The Fund commenced operations on April 30, 2001 upon the transfer of assets from the LLC. This transaction was accomplished through a tax-free transfer of LLC assets valued at $3,912,644 (including $229,859 of unrealized depreciation) in exchange for 195,632 shares of the Fund. Immediately after the transfer, the LLC dissolved and the five equal owners of the LLC, who are officers and employees of Dodge & Cox and who are trustees of the Trust, became the initial shareholders of the Fund. These financial statements present the opening financial position of the Fund immediately after the transfer of assets from LLC.

              The Fund consistently follows accounting policies which are in conformity with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows: (a) Security valuation: listed portfolio securities are valued at the last reported sales price on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask price; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; foreign securities are converted to U.S. dollars using prevailing exchange rates; short-term securities are valued at amortized cost which approximates current value. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis; certain dividends from foreign securities may be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. (e) Distributions of dividends and capital gains to shareholders are reflected in the net asset value computation on the ex-dividend date. (f) Foreign currency translation: investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end; purchases and sales of securities and income receipts are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. (g) The Fund may enter into forward foreign currency exchange contracts in order to reduce the exposure to changes in foreign currency exchange rates on the foreign portfolio holdings and to lock in the

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

              Notes to Financial Statements (continued)
              -----------------------------------------------------------------

              U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. (h) The Fund may enter into repurchase agreements which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed-upon date and price. In the event of default by the counterparty, the Fund has the contractual right to liquidate the securities and to apply the proceeds in satisfaction of the obligation. (i) No provision for federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

              The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund's Prospectus.

         2 Under a written agreement, the Fund pays an annual management fee of 6/10 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. For the fiscal years ending December 31, 2001 and 2002, Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of expenses to average net assets at 9/10 of 1%. The agreement is renewable annually thereafter and is subject to 30 days written notice for termination by either party. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees. At April 30, 2001, five shareholders of the Fund, who own 100% of the Fund's outstanding shares, are officers and employees of Dodge & Cox and are trustees of the Trust.

         3 At April 30, 2001, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $229,859, of which $202,194 represented appreciated securities and $432,053 represented depreciated securities and foreign currencies.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

              Report of Independent Accountants
              -----------------------------------------------------------------

              To the Trustees of Dodge & Cox Funds and
              Shareholders of Dodge & Cox International Stock Fund:

              In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, presents fairly, in all material respects, the financial position of the Dodge & Cox International Stock Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at April 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

              PricewaterhouseCoopers LLP
              San Francisco, California

              May 7, 2001

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            International Stock Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox



Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund's Prospectus.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------